Significant Accounting Policies - Schedule of Geographic Concentration Risk Percentage (Details)	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Successor [Member] | Florida [Member]
Concentration risk percentage		74.00%		75.00%
Successor [Member] | Colorado [Member]
Concentration risk percentage		19.00%		18.00%
Predecessor [Member] | Florida [Member]
Concentration risk percentage	81.00%		76.00%		79.00%
Predecessor [Member] | Colorado [Member]
Concentration risk percentage	11.00%		17.00%		14.00%